Derivative Instruments and Hedging Activities - Additional Information (Detail) - Interest rate swaps and cross currency swaps [Member] - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 1,900,000	$ 0
Aggregate fair value liability	235,700,000	360,600,000
Restricted cash	$ 21,900,000	$ 60,500,000